RELATED-PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
14.	RELATED-PARTY TRANSACTIONS

In 2013, the Company issued convertible notes to Rockport Capital Partners, Allen & Company, LLC and CWE LLC. These notes were valued collectively at $8,399 which consisted of $4,765 in cash and $3,634 in non-cash ascribed to the conversion of the Series C-1 preferred shares (see Note 8: Debt and Senior Secured Convertible Notes). In connection with the private placement on April 16, 2014, such notes were automatically converted into 629,061 voting common shares and 1,678,786 class B restricted voting common shares in accordance with the terms of the notes. Interest expense related to such notes was $62 and $105 for the nine months ended September 30, 2014 and 2013, respectively.

16.	RELATED-PARTY TRANSACTIONS

In 2011, the Company engaged an investor in the Company to act as a co-lead investment banker in pursuing a sale of certain assets of the business. This sale was ultimately not consummated and rather the business was restructured in April 2012 at which time the Company ended efforts to sell the business. The agreement with the investor to market this business was terminated as of May 2013.

In 2013, the Company issued convertible notes to Rockport Capital Partners, Allen & Company, LLC and CWE LLC. These notes were valued collectively at $8,028 which consisted of $4,517 in cash and $3,511 in non-cash ascribed to the conversion of the C-1 shares (see Note 9). At December 31, 2013, accrued interest for these notes totaled $229 bringing the convertible value of such notes held by the investors to $8,257.